Income Taxes - Roll Forward of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Gross unrecognized tax benefits at the beginning of the year	$ 7,214	$ 4,513	$ 2,445
Increases for tax positions of prior years	133	871	0
Decreases for tax positions of prior years	(346)	(831)	0
Increases for tax positions related to the current year	2,539	2,661	2,068
Gross unrecognized tax benefits at the end of the year	$ 9,540	$ 7,214	$ 4,513